12 Intangible assets and goodwill	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Intangible assets and goodwill

12       Intangible assets and goodwill

	Goodwill	Licenses with indefinite useful life	Trademark	Customer relationships	Software	Education content	Educational platform and software in progress	Total

Cost
As of January 1, 2017	-	-	-	-	2,345	-	-	2,345
Additions	-	-	-	-	4,288	-	-	4,288
As of December 31, 2017	-	-	-	-	6,633	-	-	6,633
Additions	-	-	-	-	1,301	-	1,752	3,053
Business combinations	169,535	445,616	-	63,303	354	-	-	678,808
As of December 31, 2018	169,535	445,616	-	63,303	8,288	-	1,752	688,494
Additions (i) (ii)	4,030	108,000	-	-	1,101	-	9,644	122,775
Business combinations	285,844	150,156	32,111	62,110	-	17,305	2,845	550,371
As of December 31, 2019	459,409	703,772	32,111	125,413	9,389	17,305	14,241	1,361,640

Amortization
As of January 1, 2017	-	-	-	-	(1,205)	-	-	(1,205)
Amortization	-	-	-	-	(699)	-	-	(699)
As of December 31, 2017	-	-	-	-	(1,904)	-	-	(1,904)
Amortization	-	-	-	(2,945)	(1,176)	-	-	(4,121)
As of December 31, 2018	-	-	-	(2,945)	(3,080)	-	-	(6,025)
Amortization	-	-	(1,150)	(34,927)	(1,456)	(4,876)	(868)	(43,277)
As of December 31, 2019	-	-	(1,150)	(37,872)	(4,536)	(4,876)	(868)	(49,302)
Net book value
As of December 31, 2019	459,409	703,772	30,961	87,541	4,853	12,429	13,373	1,312,338
As of December 31, 2018	169,535	445,616	-	60,358	5,208	-	1,752	682,469

(i) The amount of R$4,030 added to goodwill relates to adjustments during the measurement period of the business combination of IESP in respect to amounts to be included as part of the purchase price allocation at acquisition date mainly related to impairment of receivables.

(ii) On August 13, 2019, Afya Brazil entered into a purchase agreement with the shareholders of IPEC for the acquisition of 100% of IPEC. IPEC was a non-operational postsecondary education institution with governmental authorization to offer on-campus post-secondary undergraduate courses in medicine in the State of Pará, that commenced its operation in September 2019. Prior to the acquisition date, IPEC has no significant assets and liabilities. The purchase price of R$ 108,000 is comprised of: i) R$ 54,000 paid in cash on the acquisition date; ii) R$ 54,000 is payable in two equal instalments of R$ 27,000 payable annually from August 13, 2020 to August 13, 2021, and adjusted by the CDI rate.

Licenses with indefinite useful life include intangible assets acquired through business combinations. The licenses for medicine and other courses granted by the Ministry of Education (“MEC”) to the companies acquired have no expiration date and the Company has determined that these assets have indefinite useful lives.

For impairment testing goodwill and licenses with indefinite useful lives acquired through business combinations are allocated to CGUs.

The Company performed its annual impairment test on December 31, 2019 and 2018.

The Company tests at least annually the recoverability of the carrying amount of goodwill and licenses with indefinite useful lives for each CGU. The process of estimating these values involves the use of assumptions, judgments and estimates of future cash flows that represent the Company's best estimate.

There was no impairment for goodwill and licenses with indefinite useful lives as of December 31, 2019 and 2018.

As a result of the recent acquisitions during 2019 and 2018, the carrying amounts of certain CGUs, which includes the carrying amounts of goodwill and licenses with indefinite useful lives, are approximate to their value in use.

The carrying amounts of goodwill and licenses with indefinite useful life by CGU and their value in use and the discount rates used for the impairment assessment as of December 31, 2019 and 2018 was:

	Carrying amount
CGU	Goodwill		Licenses with indefinite useful life		CGU

	2019	2018	2019	2018	2019	2018
IPTAN	17,446	17,446	57,214	57,214	110,224	100,679
IESVAP	27,956	27,956	81,366	81,366	119,129	114,974
CCSI	4,664	4,664	56,737	56,737	68,354	68,691
IESP	73,838	69,808	179,693	179,693	251,364	270,895
FADEP	49,661	49,661	70,606	70,606	133,996	132,865
Medcel and CBBW*	139,294	-	-	-	213,881	-
FASA	58,903	-	150,156	-	227,271	-
IPEMED	87,647	-	-	-	106,924	-
IPEC	-	-	108,000	-	106,964	-

*Refers to Guardaya which owned 100% of Medcel and CBBW that are considered a single CGU.

The main assumptions used by the Company to determine the value in use of the CGUs were:

Student enrollment – refer to the number of students that are currently enrolled in each CGU.

Tuition fees – is the monthly fee charged to students.

Occupancy rate – the occupancy rate of the medical schools is the ratio of the number of students effectively enrolled divided by the regulatory capacity in a given period.

Regulatory capacity – the regulatory capacity is defined by the number of medical schools seats available per year awarded by MEC, multiplied by the number of years of operations since the seats were awarded.

Faculty – refer to the cost with faculty in the CGU, which means the amount paid to teachers and doctors.

Discount rates: discount rates represent the current market assessment of the risks specific to the CGU being tested. The pre-tax discount rate applied to cash flow projections is 12.60% in 2019 and a range between 17.82% to 23.60% in 2018.

Significant estimate: impact of possible changes in key assumptions

An increase of 1,000 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2019 (13.6% instead of 12.6%), would have not resulted in the recognition of an impairment of goodwill.  The Company also performed sensitivity analysis for other kay assumptios like net revenues, inflation and cost of services. A decrease of 2,000 basis points on estimated net revenues, an increase of 2,000 basis points on estimated costs of services or as increase or decrease of 10,000 basis points on estimated inflation would have not resulted in the recognition of an impairment of goodwill.

Other intangible assets

Intangible assets, other than goodwill and licenses with indefinite useful lives, are valued separately for each acquisition and are amortized during each useful life. The useful lives and methods of amortization of other intangibles are reviewed at each financial year end and adjusted prospectively, if appropriate.

The estimated useful lives of intangible assets are as follows:

Customer relationships – medicine	6 years
Customer relationships – other courses	4.5 years
Software license	5 years
Education content	3 years
Trademark	19 - 20 years

For the years ended December 31, 2019 and 2018, there were no indicatives that the Company’s intangible assets with finite useful lives might be impaired.